SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
	Year Ended December 31,
	2025	2024	2023
Cash and cash equivalents	$16,890	$64,668	$55,222
Restricted cash - short term	1,110	2,858	9,766
Bank deposits	10,305	18,083	34,002
Restricted cash - long term	1,669	1,795	2,037
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$29,974	$87,404	$101,027

Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and furniture	3-7
Internal use software	3-4
Vehicles	3-7

Schedule of Revenues Segments
	Years ended December 31,
	2025	2024	2023
Airport security	$421,818	$362,799	$309,335
Other aviation related services	81,106	74,526	66,463
Authentication technology	31,452	45,985	55,744
Total revenue	$534,376	$483,310	$431,542

Schedule of Disaggregated by Geography and Percentage of Revenues
	Years ended December 31,
	2025		2024		2023
Germany	$158,224	30%	$128,278	27%	$114,176	26%
Spain	130,258	24%	113,177	23%	82,217	19%
The Netherlands	111,804	21%	106,027	22%	101,512	24%
United States	93,008	17%	97,000	20%	99,765	23%
Other countries	41,082	8%	38,828	8%	33,872	8%
Total revenue	$534,376	100%	$483,310	100%	$431,542	100%